First Trust Rising Dividend Achievers ETF Expense Example, No Redemption - First Trust Rising Dividend Achievers ETF - First Trust Rising Dividend Achievers ETF	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 48
Expense Example, No Redemption, 3 Years	151
Expense Example, No Redemption, 5 Years	263
Expense Example, No Redemption, 10 Years	$ 591